RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS (SARs) - Compensation Expense from Share-Based Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Recognition of fair value of restricted stock units, stock options, and stock appreciation rights over vesting period; and issuance of common stock	$ 728	$ 1,663	$ 2,967	$ 3,088	$ 1,969
Contributions of stock to the Company's 401(k) plan	0	723	2,355	2,952	2,752
Total share-based compensation expense	$ 728	$ 2,386	$ 5,322	$ 6,040	$ 4,721